BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION	BASIS OF PRESENTATION
Basis of Presentation
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to use judgment in the application of accounting policies, including making estimates and assumptions. Actual results could differ from those estimates. Estimates are used in accounting for, among other things, revenue recognition, contract loss accruals, excess, slow-moving and obsolete inventories, product warranty accruals, loss accruals on service agreements, share-based compensation expense, allowance for doubtful accounts, depreciation and amortization and in-process research and development intangible assets, impairment of long-lived assets and contingencies. Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected in the consolidated financial statements in the period they are deemed to be necessary.
The Company bases its estimates on the information available at the time, its experiences and various other assumptions believed to be reasonable under the circumstances including estimates of the impact of COVID-19. The extent to which COVID-19 impacts the Company’s business and financial results will depend on numerous evolving factors, including but not limited to, the severity and duration of COVID-19, the extent to which it will impact our clinic customers, employees, suppliers, vendors, and business partners. The Company assessed certain accounting matters that require consideration of estimates and assumptions in context with the information reasonably available to the Company and the unknown future impacts of COVID-19 as of December 31, 2020 and through the date of this report. The accounting matters assessed included, but were not limited to, the Company’s, intangible and other long-lived assets including operating lease right-of-use assets. The Company’s future assessment of the magnitude and duration of COVID-19, as well as other factors, could result in material impacts to the Company’s consolidated financial statements in future reporting periods. Adjustments may be made in subsequent periods to reflect more current estimates and assumptions about matters that are inherently uncertain. Actual results may differ.
The COVID-19 pandemic has severely impacted the economies of the U.S., Canada, and other countries around the world.
The impact of COVID-19, the influence of certain holidays, seasonality, foreign currency rates, changes in vendor, payer and customer relationships and terms, strategic transactions including acquisitions, changes in laws and general economic conditions in the markets in which the Company operates and other factors on the Company’s operations and net earnings for any period may not be comparable to the same period in previous years.
Certain prior period amounts have been reclassified in operating expenses to conform to current period presentation in the consolidated statements of operations.
Fiscal years ended December 31, 2020 and December 31, 2019, respectively, may be referred to as 2020 and 2019.
Amounts presented in these consolidated financial statements are in United States dollars unless otherwise indicated.
Our critical accounting policies are those that are both most important to our financial condition and results of operations and require the most difficult, subjective or complex judgments on the part of management in their application, often as a result of the need to make estimates about the effect of matters that are inherently uncertain. Our accounting policies are set forth in Note 4. Significant Accounting Policies.
Principles of consolidation
The consolidated financial statements include the accounts of all entities controlled by MedAvail Holdings, Inc., which are referred to as subsidiaries. MedAvail Technologies Inc., MedAvail Technologies (US) Inc., MedAvail Pharmacy Inc., MedAvail, Inc. and On the Spot Rx. Inc. are all subsidiaries of MedAvail. MedAvail has no interests in variable interest entities of which MedAvail is the primary beneficiary. All intercompany balances and transactions have been eliminated. During 2019, MedAvail elected to close down its Canadian pharmacy operations, to focus on growth of the SpotRx Pharmacy business in the US.
Stock split
As part of the Merger transaction and as discussed in Note 18 below, the Company recorded a 1.26 for 1 split for its common shares. All share and per share amounts have been recalculated and presented reflecting the split.